RYDEX VARIABLE TRUST

Mid-Cap 1.5x Strategy Fund

Multi-Hedge Strategies Fund

Russell 2000® 1.5x Strategy Fund

Russell 2000® 2x Strategy Fund

Supplement dated July 26, 2011

to the currently effective Prospectus for the Funds listed above

This supplement provides new and additional information beyond that contained in the currently effective Prospectus for the Funds listed above (the “Funds”) and should be read in conjunction with the Funds’ Prospectus.

•            Effectively immediately, the Fees and Expenses Table and Example information currently disclosed in the Funds’ Prospectus is replaced in its entirety with the Fees and Expenses Table and Example information set forth below. In addition to the Fees and Expenses Table and Example information currently disclosed in the Funds’ Prospectus, the information below reflects the Funds’ “Acquired Fund Fees and Expenses.”

Acquired Fund Fees and Expenses generally represent the expenses a fund indirectly incurs through its investment in other investment companies, such as other mutual funds. In the Funds’ case, Acquired Fund Fees and Expenses represent the expenses the Funds indirectly incur through their investment in business development companies (BDCs), a type of investment company that more closely resembles an operating company than a mutual fund. The Funds may invest in such investment companies from time to time when doing so will further the Funds’ investment objectives.

Unlike the other fees and expenses included in the Funds’ Fees and Expenses Tables, the Acquired Fund Fees and Expenses are not direct costs paid by Fund shareholders and do not affect the calculation of the Funds’ net asset values or the Funds’ cost of operations. Rather, Acquired Fund Fees and Expenses are similar to the expenses paid by any operating company in the Funds’ portfolios and indirectly borne by the Funds. Thus, despite the fact that Acquired Fund Fees and Expenses appear to increase the Funds’ expense ratio, they have no effect on a shareholder’s cost of investing in the Funds and are included in the Funds’ expense ratio only to comply with SEC rules. For more precise information about the Funds’ operating expenses, shareholders are encouraged to review the Funds’ financial statements.

Mid-Cap 1.5x Strategy Fund

SHAREHOLDER FEES (fees paid directly from your investment)	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution (12b-1) and Shareholder Service Fees	None
Other Expenses	0.81%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses*	1.72%

*                 The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE – This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$175	$542	$933	$2,030

Multi-Hedge Strategies Fund

SHAREHOLDER FEES (fees paid directly from your investment)	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees of the Fund and the Subsidiary	1.28%
Distribution (12b-1) and Shareholder Service Fees	None
Other Expenses	2.11%
Short Dividend Expense	2.09%
Remaining Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.14%
Total Annual Fund Operating Expenses*	3.53%
Fee Waiver and/or Expense Reimbursement**	0.13%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursements*	3.40%

*                 The Total Annual Fund Operating Expenses in this fee table (before and after any applicable fee waivers) may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

**          The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary.  This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund’s Board of Trustees.  In any event, this undertaking will continue through April 30, 2012.

EXAMPLE — This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$343	$1,045	$1,769	$3,685

Russell 2000® 1.5x Strategy Fund

SHAREHOLDER FEES (fees paid directly from your investment)	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution (12b-1) and Shareholder Service Fees	None
Other Expenses	0.84%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses*	1.77%

*                 The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE – This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$180	$557	$959	$2,084

Russell 2000® 2x Strategy Fund

SHAREHOLDER FEES (fees paid directly from your investment)	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution (12b-1) and Shareholder Service Fees	None
Other Expenses	0.84%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses*	1.77%

*                 The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE – This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$180	$557	$959	$2,084

•            Effective immediately, the disclosure under “Explanation of Certain Fund Fees and Expenses — Acquired Fund Fees and Expenses” in the “Shareholder Information” section is replaced in its entirety by the following:

Acquired Fund Fees and Expenses — As a shareholder in other investment companies, which may include other mutual funds, closed-end funds, and business development companies (the “Acquired Funds”), a Fund may indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. “Acquired Fund Fees and Expenses” are based upon (i) the approximate allocation of the Fund’s assets among the Acquired Funds and (ii) the net expenses (excluding interest, taxes and extraordinary expenses) of the Acquired Funds during their most recently completed fiscal year. “Acquired Fund Fees and Expenses” are not direct costs paid by Fund shareholders and do not affect the calculation of the Fund’s net asset value or the Fund’s cost of operations. “Acquired Fund Fees and Expenses” will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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